DISTRIBUTION OF PROFIT AND RESTRICTED NET ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 16,000,000	$ 9,266,177
Restricted Net Assets, Percent Of Net Assets	17.50%	14.00%